Note 15 - Equity Method Investment	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]

Note 15. Equity Method Investment

On August 30, 2022, NextPlat entered into a Securities Purchase Agreement (the “SPA”) between NextPlat and Progressive Care, under which NextPlat, its Executive Chairman and Chief Executive Officer, Charles M. Fernandez, board member, Rodney Barreto, and certain other investors invested an aggregate of $8.3 million into Progressive Care. In connection with the SPA, NextPlat purchased 3,000 newly issued Units of Progressive Care valued at $6 million, with each Unit comprised of one share of Progressive Care’s Series B Convertible Preferred Stock, $0.001 par value, and one Investor Warrant to purchase a share of Progressive Care Series B Convertible Preferred Stock at an exercise price of $2,000  The Investor Warrants may also be exercised, in whole or in part, by means of a cashless exercise.  The Progressive Care Series B Convertible Preferred Stock has a stated value of $2,000 per share and each share has the equivalent voting rights of 500 shares of Progressive Care common stock (after giving effect to the Reverse Stock Split described below).  Each share of  Progressive Care Series B Convertible Preferred Stock is convertible at any time at the option of the holder into shares of  Progressive Care common stock determined by dividing the stated value by the conversion price which is $4.00 (after giving effect to the Reverse Stock Split described below). Also, pursuant to the SPA, Messrs. Fernandez and Barreto were nominated for election to Progressive Care’s Board of Directors.

In addition, on August 30, 2022, NextPlat Corp, Messrs. Fernandez and Barreto, and certain other investors (collectively, the “NextPlat Investors”) entered into a Modification Agreement wherein the terms were modified for an existing Secured Convertible Promissory Note (the “Note”) originally held by a third party note holder and sold to the NextPlat Investors.  The NextPlat Investors purchased the Note as part of a Confidential Note Purchase and Release Agreement between the former note holder and the NextPlat Investors.  As of the date of the SPA, the aggregate amount of principal and interest outstanding on the Note was approximately $2.8 million. As part of the Modification Agreement, various terms of the Note were modified, among them, the Conversion Price for the Note was modified to a fixed price of $4.00 per share of common stock (after giving effect to the Reverse Stock Split described below).  In addition, the Note was modified to provide for mandatory conversion upon the later to occur of (a) the completion of the Company’s reverse stock split, and (b) the listing of the Company’s common stock on a national exchange, including the Nasdaq Capital Market, the Nasdaq Global Market, or the New York Stock Exchange.

On September 13, 2022, the Progressive Care Board of Directors appointed Charles M. Fernandez as Chairman of the Board of Directors and Rodney Barreto as the Vice Chairman of the Board of Directors. In connection with these appointments, Alan Jay Weisberg, Progressive Care’s current Chairman and Chief Executive Officer, was appointed to serve as a Vice Chairman. On September 12, 2022, two of Progressive Care’s Directors, Birute Norkute and Oleg Firer, resigned as Directors. On October 7, 2022, the Progressive Care Board of Directors unanimously voted to approve the appointment of Pedro Rodriguez, MD to the Board. Dr. Rodriguez was nominated to the Progressive Care Board by NextPlat.

On November 11, 2022, Mr. Weisberg resigned from his positions as Progressive Care’s Chief Executive Officer and co-Vice-Chairman of the Board of Directors. On the same date, the Board appointed Mr. Fernandez to serve as the new Chief Executive Officer immediately.

On December 29, 2022, Progressive Care filed a Certificate of Amendment to Articles of Incorporation (the “Amendment to Articles”) with the Secretary of State of the State of Delaware. Pursuant to the Amendment to Articles, each 200 shares of Progressive Care’s common stock outstanding was converted into one share of common stock (the “Reverse Stock Split”) and the number of shares of common stock that Progressive Care is authorized to issue was reduced to 100 million (the “Reduction in Authorized Stock”). The Reverse Stock Split and the Reduction in Authorized Stock were approved by the Progressive Care Board of Directors and the shareholders.

On May 5, 2023, NextPlat entered into a Securities Purchase Agreement (the “SPA”) with Progressive Care, pursuant to which the Company purchased 455,000 newly issued units of securities from Progressive Care (the “Units”) at a price per Unit of $2.20 for an aggregate purchase price of $1 million (the “Unit Purchase”). Each Unit consisted of one share of common stock, par value $0.0001 per share, of Progressive Care (“Common Stock”) and one warrant to purchase a share of Common Stock (the “PIPE Warrants”). The PIPE Warrants have a three-year term and are immediately exercisable at $2.20 per share of Common Stock. On May 9, 2023, NextPlat and Progressive Care closed the transactions contemplated in the SPA.

Simultaneous with the closing of the Unit Purchase on May 9, 2023, Progressive Care entered into a Debt Conversion Agreement (the “DCA”) with NextPlat and the other holders (the “Holders”) of that certain Amended and Restated Secured Convertible Promissory Note, dated as of September 2, 2022, made by Progressive Care in the original face amount of approximately $2.8 million (the “Note”). Pursuant to the DCA, NextPlat and the other Holders agreed to convert the total approximately $2.9 million of outstanding principal and accrued and unpaid interest to Common Stock at a conversion price of $2.20 per share. NextPlat received 570,599 shares issued upon conversion of the Note. In addition, NextPlat received a warrant to purchase one share of Common Stock for each share of Common Stock they received upon conversion of the Note (the “Conversion Warrants”). The Conversion Warrants have a three-year term and are immediately exercisable at $2.20 per share of Common Stock.

At the same time, Progressive Care and NextPlat entered into a First Amendment (the “Amendment”) to that certain Securities Purchase Agreement dated November 16, 2022 (the “Debenture Purchase Agreement”). Under the Debenture Purchase Agreement, Progressive Care agreed to issue, and NextPlat Corp agreed to purchase, from time to time during the three-year term of the Debenture Purchase Agreement, up to an aggregate of $10 million of secured convertible debentures from Progressive Care (the “Debentures”). Pursuant to the Amendment, NextPlat and Progressive Care agreed to amend the Debenture Purchase Agreement and the form of Debenture to have a conversion price of $2.20 per share. At present, no Debentures have been purchased by NextPlat under the Debenture Purchase Agreement.

As a result of the common stock purchase warrant exercises and the entry into the voting agreement as described in Note 4, NextPlat concluded that there was a change in control in Progressive Care. As of July 1, 2023, NextPlat has the right to control more than 50% of the voting interests in Progressive Care through the concurrent common stock purchase warrant exercises and voting agreement. Beginning on July 1, 2023, the Company changed the accounting method for its investment in Progressive Care, which prior to July 1, 2023 had been accounted for as an equity method investment, to consolidation under the voting interest model in FASB ASC Topic 805. Therefore, Progressive Care became a consolidated subsidiary of the Company on July 1, 2023.

The following summarizes the Company’s consolidated balance sheet description equity method investment as follows as of December 31, 2023 (in thousands):

Carrying Amount
December 31, 2022, beginning balance	$5,261
Investment in Progressive Care Inc. and Subsidiaries	1,506
Gain on equity method investment	11,352
Portion of loss from Progressive Care, Inc. and Subsidiaries	(1,604)
Depreciation expense due to cost basis difference (1)	(49)
Interest earned from convertible note receivable	21
Interest earned from amortization of premium on convertible note receivable	199
Elimination of intercompany interest earned	(7)
Change in accounting method as of July 1, 2023	(16,679)
December 31, 2023, carrying amount	$—

The following summarizes the Company’s consolidated statements of operations and comprehensive loss description equity in net loss of affiliate for the year ended December 31, 2023 as follows (in thousands):

For the Year Ended December 31, 2023
Portion of loss from Progressive Care, Inc. and Subsidiaries	$(1,604)
Depreciation expense due to cost basis difference (1)	(49)
Interest earned from convertible note receivable	21
Interest earned from amortization of premium on convertible note receivable	199
Elimination of intercompany interest earned	(7)
Equity in net loss of affiliate	$(1,440)

(1)	NextPlat records depreciation expense on its estimated cost basis difference which is subject to change